Related and Interested Parties	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related and Interested Parties
Note 15 – Related and Interested Parties

 A.   Balances with related parties

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Trade and other payables	161	165	227
Other investment (1)	403	-	-

(1)	For further information see Note 6C

B.   Expense amounts with respect to related parties

	Period ended June 30,	Period ended June 30,	Year ended December 31,
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	321	307	486
Legal and professional services	230	222	369
Share-based payments	132	375	482

Sales and Marketing expenses
Salaries, wages and related expenses	172	52	126
Professional services	-	17	16
Share-based payments	74	185	44

Research & Development expenses
Salaries, wages and related	109	133	259
Share-based payments	38	10	51

The senior executives of the Company are entitled to a salary, including standard social benefits and domestic travel expenses, an annual performance-based bonus and share-based compensation incentives. The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus).

Arik Kaufman, CEO of the Company, and Yaron Kaiser, Chairman of the Board of Directors, are also founding partners of BlueOcean Sustainability Fund, LLC, doing business as BlueSoundWaves which provide to the Company marketing, promotional, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which are recognized as share-based payments expenses. BlueSoundWaves is led by prominent investors Ashton Kutcher, Guy Oseary, and Effie Epstein.